Depreciation and Amortization - Summary of Depreciation and Amortization (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Depreciation And Amortization Expense [Abstract]
Depreciation	$ 1,228,308	$ 1,214,148	$ 851,577
Amortization	2,523,640	1,846,891	1,694,125
Depreciation and amortization	$ 3,751,948	$ 3,061,039	$ 2,545,702